Unit Activity	12 Months Ended
Dec. 31, 2020
Unit Activity [Abstract]
Unit Activity	Unit Activity
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2020, 2019 and 2018 were as follows:

December 31, 2020
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	24,848	3,668	—	—	28,516
Units redeemed:	(76,713)	(21,347)	—	(2,130)	(100,190)

December 31, 2019
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	19,689	2,939	—	—	22,628
Units redeemed:	(65,897)	(18,737)	—	(4,756)	(89,390)

December 31, 2018
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	19,136	2,004	—	—	21,140
Units redeemed:	(82,538)	(26,808)	—	(219)	(109,565)